Employee Benefits	12 Months Ended
Dec. 31, 2019
Employee benefits [Abstract]
Employee benefits
19.	Employee benefits

Post-employment benefits –

The Group recognizes the liability and corresponding impacts to profit and loss as well as comprehensive income regarding to the seniority premiums to be paid to its employees. This benefit is determined considering the years of service and the compensation from the employees.

The components of the defined benefit liability for the years ended at December 31, 2019, 2018 and 2017, are as follows:

a)	Movement in net defined liability –

The following table shows a reconciliation from the opening balances to the closing balances for the net defined benefit liability and its components:

	2019		2018

Balance at January 1	Ps.	1,355	1,283

Included in profit or loss:
Current service cost		424	441
Interest cost		123	92

Net cost of the period		547	533

Included in OCI:
Actuarial loss (gain)		(102)	(165)
Income tax effect		(26)	(71)

Other:
Benefits paid		(196)	(225)

Balance as of December 31	Ps.	1,630	1,355

b)	Actuarial assumptions –

The following were the principal actuarial assumptions at the reporting date (expressed as weighted averages):

	2019	2018	2017

Financial:
Future salary growth	6.6%	4.8%	4.5%
Discount rate	7.1%	9.2%	7.4%

Demographic:
Number of employees	654	684	622
Age average	35 years	35 years	36 years
Longevity average	3 years	2 years	2 years

c)	Sensitivity analysis –

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation considering a change of ±0.50% in the discount rate.

	Effects at December 31, 2019		Effects at December 31, 2018

Increase / decrease in the discount rate
+0.50%	Ps.	(127)	(93)
-0.50%		115	103